As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5346

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Annual Report

March 31, 2018

SerenityShares Impact ETF

Ticker: ICAN

SerenityShares Impact ETF

SerenityShares Impact ETF

Dear SerenityShares Impact ETF Shareholders,

Thank you for your investment in the SerenityShares Impact ETF (the “Fund” or “ICAN”).

The information presented in this report relates to the operations of ICAN for the period from inception on April 11, 2017 through March 31, 2018 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the SSI Impact Index (the “Index”), developed by SSI Indexes, LLC. As an index fund, ICAN is passively managed and generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

According to multiple surveys and statements from financial institutions, investors are increasingly seeking to invest not just for a financial return, but into areas that address a variety of societal, social, and environmental challenges.

The Index was designed to identify U.S.-listed companies whose products and services target 20 specific themes from elder care and clean water to education and renewable energy. In doing so, the methodology excludes firms that manufacture weapons, produce tobacco products, or engage in fossil fuel exploration and production. The Fund is typically comprised of between 75-125 securities.

For the Period, from the Fund’s inception through March 31, 2018, the Fund’s total return based on its share price was 7.88%. At the NAV level, the return was 7.67%. ICAN made its initial quarterly income distributions to shareholders during this Period.

The Fund’s performance was in line with its target index and objective but was negatively impacted by a lack of exposure to the gains made by aerospace and large banks (which the Fund does not invest in), as well as our overweight exposure to health care firms, including eldercare facilities and drugstores.

Among the best performing securities in the Fund during the Period were First Solar (FSLR), gaining 152.6%; Twitter (TWTR) up 102.7%; 2U (TWOU) up 99.9%; Molina Healthcare (MOH) up 69.7%; and Etsy (ETSY) gaining 66.8%. Among the worst performing securities in the Fund during the Period were several health and senior care-related companies: Brookdale Senior Living (BKD), falling 47.9%, Envision Healthcare (EVHC), down 36.8%, and Sabra Health Care (SBRA) down 31.3%. CVS’ decline of 18.4% and Walgreens Boots’ (WBA) drop of 19.2% contributed to nearly the Fund’s entire underperformance of stocks classified as Consumer Staples.

We believe that the power of the equity markets can be used to help solve the problems of society and the environment and that over time, investing with an eye toward impact can achieve portfolio returns in line with the total U.S. equity market.

Sincerely,
Scott Sacknoff, Chief Executive Officer
SerenityShares Investments LLC

SerenityShares Impact ETF

Must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change at any time, are not a guarantee and should not be considered investment advice.

Past performance is no guarantee of future results. Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Investing involves risk, including the possible loss of principal. The Fund is new with limited operating history. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize impact criteria when selecting investments. The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large cap companies. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors, including investments in Industrials and Technology sectors.

SSI Indexes, LLC is the Index Provider for the Fund. SSI Indexes, LLC is an affiliate of the Investment Adviser and is not affiliated with the Trust or the distributor. The Investment Adviser has entered into a license agreement with SSI Indexes to use the SSI Impact Index. The Fund is entitled to use its Index pursuant to a sub-licensing arrangement with the Investment Adviser.

The SSI Impact Index employs a passive methodology designed to measure the performance of a diversified portfolio of U.S.-listed companies that operate in areas that address a variety of society, social, and environmental challenges. These include environmental stewardship, local access to healthcare, renewable energy, clean water, community building, access to information, natural organic foods, eldercare, and green technologies. It is not possible to invest directly in an index.

The Fund is distributed by Quasar Distributors, LLC.

SerenityShares Impact ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 11, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Cumulative Returns
(For the Period Ended March 31, 2018)

Since Inception (1)
SerenityShares Impact ETF — NAV	7.67%
SerenityShares Impact ETF — Market	7.88%
SSI Impact Index (2)(3)	8.42%
S&P 500 Index (2)(4)	14.33%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a sareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 16, 2017, as supplemented June 15, 2017, is 0.50%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is April 11, 2017.
(2)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)

The SSI Impact Index employs a passive methodology designed to measure the performance of a diversified portfolio of U.S.-listed companies that operate in areas that address a variety of society, social, and environmental challenges. These include environmental stewardship, local access to healthcare, renewable energy, clean water, community building, access to information, natural organic foods, eldercare, and green technologies.

(4)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

SerenityShares Impact ETF

PORTFOLIO ALLOCATION
As of March 31, 2018 (Unaudited)

Sector (a)	Percentage of Net Assets
Agriculture	11.3%
Assisting Disabled	3.0%
Community Building	8.7%
Culture Together	4.9%
Education	2.5%
Empowerment	0.5%
Energy Efficiency	3.3%
Environmental	7.3%
Forestry	2.5%
Green Tech	2.5%
Healthy Foods	1.5%
Information Access	6.9%
Local Healthcare	17.0%
Pollution Control	0.5%
Recycling & Waste	5.8%
Renewable Energy	7.4%
Safety & Security	2.3%
Senior Housing & Care	6.2%
Water	5.7%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	-0.1%
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

SerenityShares Impact ETF SCHEDULE OF INVESTMENTS March 31, 2018
Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Basic Materials — 6.7%
539	CF Industries Holdings, Inc.	$20,337
333	Compass Minerals International, Inc.	20,080
648	Ecolab, Inc.	88,821
869	Mosaic Co.	21,099
1,451	Nutrien Ltd.	68,574
601	Sociedad Quimica y Minera de Chile SA - ADR	29,539
240	Terra Nitrogen Co. LP	20,151
		268,601
	Cyclical Consumer — 13.2%
67	Booking Holdings, Inc. (a)	139,386
720	Etsy, Inc. (a)	20,203
337	Expedia, Inc.	37,208
1,883	Pearson PLC - ADR	19,828
381	Tesla, Inc. (a)	101,396
502	TripAdvisor, Inc. (a)	20,527
1,730	Twitter, Inc. (a)	50,187
1,399	Walt Disney Co.	140,516
		529,251
	Energy — 0.5%
279	First Solar, Inc. (a)	19,803

	Finance — 11.3%
1,764	Aflac, Inc.	77,193
1,052	HCP, Inc. (b)	24,438
536	LTC Properties, Inc. (b)	20,368
1,671	Medical Properties Trust, Inc. (b)	21,723
299	National Health Investors, Inc. (b)	20,120
753	Omega Healthcare Investors, Inc. (b)	20,361
380	PotlatchDeltic Corp. (b)	19,779
563	Rayonier, Inc. (b)	19,806
1,168	Sabra Health Care REIT, Inc. (b)	20,615
1,286	Senior Housing Properties Trust (b)	20,139
508	Unum Group	24,186
778	Ventas, Inc. (b)	38,534

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF SCHEDULE OF INVESTMENTS March 31, 2018 (Continued)
Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Finance — 11.3% (Continued)
823	Welltower, Inc. (b)	$44,796
1,062	Western Union Co.	20,422
1,683	Weyerhaeuser Co. (b)	58,905
		451,385
	Health Care — 16.7%
496	Acadia Healthcare Co., Inc (a)	19,433
328	Amedisys, Inc. (a)	19,792
73	Chemed Corp.	19,919
1,444	Danaher Corp.	141,382
402	DaVita, Inc. (a)	26,508
354	Encompass Health Corp.	20,238
536	Envision Healthcare Corp. (a)	20,598
1,371	Fresenius Medical Care AG & Co KGaA - ADR	70,031
785	HCA Healthcare, Inc.	76,145
413	LifePoint Health, Inc. (a)	19,411
366	MEDNAX, Inc. (a)	20,361
262	Molina Healthcare, Inc. (a)	21,269
1,111	Select Medical Holdings Corp. (a)	19,165
471	Teladoc, Inc. (a)	18,981
836	Tenet Healthcare Corp. (a)	20,273
499	Tivity Health, Inc. (a)	19,785
213	Universal Health Services, Inc. - Class B	25,221
1,105	Zoetis, Inc.	92,279
		670,791
	Industrials — 18.8%
913	Advanced Disposal Services, Inc. (a)	20,342
319	AGCO Corp.	20,687
238	Allegion PLC	20,299
195	Autoliv, Inc.	28,458
941	Chegg, Inc. (a)	19,441
405	Clean Harbors, Inc. (a)	19,768
1,349	Covanta Holding Corp.	19,560
744	Deere & Co.	115,558
455	Donaldson Co., Inc.	20,498
286	EnerSys	19,840
283	Itron, Inc. (a)	20,249

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF SCHEDULE OF INVESTMENTS March 31, 2018 (Continued)
Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 18.8% (Continued)
2,091	Johnson Controls International PLC	$73,687
253	MSA Safety, Inc.	21,060
410	Pentair PLC	27,933
746	Republic Services, Inc.	49,407
1,004	REV Group, Inc.	20,843
682	Rexnord Corp. (a)	20,242
338	Stericycle, Inc. (a)	19,783
419	Tetra Tech, Inc.	20,510
591	Waste Connections, Inc.	42,398
975	Waste Management, Inc.	82,017
267	Watts Water Technologies, Inc. - Class A	20,746
403	Xylem, Inc.	30,999
		754,325
	Non-Cyclical — 10.6%
198	Bright Horizons Family Solutions, Inc. (a)	19,745
318	Bunge Ltd.	23,513
2,263	CVS Health Corp.	140,781
1,130	Darling Ingredients, Inc. (a)	19,549
628	Hain Celestial Group, Inc. (a)	20,140
1,507	Laureate Education, Inc. - Class A (a)	20,721
862	Sprouts Farmers Market, Inc. (a)	20,231
472	United Natural Foods, Inc. (a)	20,268
2,138	Walgreens Boots Alliance, Inc.	139,975
		424,923
	Technology — 12.8%
233	2U, Inc. (a)	19,579
517	Alarm.com Holdings, Inc. (a)	19,511
134	Alphabet, Inc. - Class C (a)	138,260
833	Apple, Inc.	139,761
487	Cree, Inc. (a)	19,631
853	Facebook, Inc. - Class A (a)	136,301
486	Maxar Technologies Ltd.	22,477
368	SolarEdge Technologies, Inc. (a)	19,357
		514,877

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF SCHEDULE OF INVESTMENTS March 31, 2018 (Continued)
Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities — 9.2%
2,000	Algonquin Power & Utilities Corp.	$19,840
362	American States Water Co.	19,208
394	American Water Works Co., Inc.	32,359
604	Aqua America, Inc.	20,572
1,026	Atlantica Yield PLC	20,089
684	Avangrid, Inc.	34,966
393	Avista Corp.	20,141
702	Brookfield Renewable Partners LP	21,853
533	California Water Service Group	19,854
1,743	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	18,459
1,398	CPFL Energia SA - ADR (a)	20,970
503	NextEra Energy Partners LP	20,115
1,155	NRG Yield, Inc. - Class C	19,635
356	Ormat Technologies, Inc.	20,072
1,107	Pattern Energy Group, Inc. - Class C	19,140
502	Portland General Electric Co.	20,336
1,882	TerraForm Power, Inc. - Class A	20,194
		367,803
	TOTAL COMMON STOCKS (Cost $4,202,482)	4,001,759

	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
11,417	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 1.54% (c)	11,417
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,417)	11,417
	TOTAL INVESTMENTS — 100.1% (Cost $4,213,899)	4,013,176
	Liabilities in Excess of Other Assets — (0.1)%	(3,839)
	NET ASSETS — 100.0%	$4,009,337

ADR American Depositary Receipt
PLC Public Limited Company
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Annualized seven-day yield as of March 31, 2018.
The Fund’s security classifications are defined by Fund management.

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF STATEMENT OF ASSETS & LIABILITIES March 31, 2018
ASSETS
Investments in Securities, at Value*	$4,013,176
Cash	1,514
Receivable for Investment Securities Sold	1,330,938
Dividends and Interest Receivable	5,712
Total Assets	5,351,340

LIABILITIES
Payable for Shares Redeemed	1,321,940
Payable for Investment Securities Purchased	18,268
Management Fees Payable	1,795
Total Liabilities	1,342,003

NET ASSETS	$4,009,337

NET ASSETS CONSIST OF:
Paid-in Capital	$4,249,353
Undistributed Net Investment Income	3,237
Accumulated Net Realized Gain on:
Investments in Securities	(42,530)
Net Unrealized Depreciation on:
Investments in Securities	(200,723)
Net Assets	$4,009,337

Net Asset Value (unlimited shares authorized):
Net Assets	$4,009,337
Shares Outstanding (No Par Value)	150,000
Net Asset Value, Offering and Redemption Price per Share	$26.73

* Identified Cost:
Investments in Securities	$4,213,899

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF STATEMENT OF OPERATIONS Period Ended March 31, 2018 (a)
INVESTMENT INCOME
Dividends*	$44,195
Interest	57
Total Investment Income	44,252

EXPENSES
Management Fees	15,255
Total Expenses	15,255
Net Investment Income	28,997

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments in Securities	364,877
Net Change in Unrealized Depreciation of:
Investments in Securities	(200,723)
Net Realized and Unrealized Gain (Loss) on Investments	164,154
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,151

* Net of foreign withholding tax of	$803

(a)	The Fund commenced operations on April 11, 2017.

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF STATEMENT OF CHANGES IN NET ASSETS
Period Ended March 31, 2018 (a)
OPERATIONS
Net Investment Income	$28,997
Net Realized Gain on Investments	364,877
Change in Unrealized Depreciation of Investments	(200,723)
Net Increase in Net Assets Resulting from Operations	193,151

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(24,719)
Total Distributions to Shareholders	(24,719)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	9,110,000
Payments for Shares Redeemed	(5,269,095)
Net Increase in Net Assets Derived from Capital Share Transactions (b)	3,840,905
Net Increase in Net Assets	4,009,337

NET ASSETS
Beginning of period	$—
End of Period	$4,009,337
Undistributed Net Investment Income	$3,237

(a)	The Fund commenced operations on April 11, 2017.

(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	350,000
Shares Redeemed	(200,000)
Net Increase	150,000

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period
	Period Ended March 31, 2018 (a)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (b)	0.25
Net Realized and Unrealized Gain on Investments	1.67
Total from Investment Operations	1.92

Less Distributions:
Distributions from Net Investment Income	(0.19)
Total Distributions	(0.19)

Net Asset Value, End of Period	$26.73

Total Return	7.67	%(c)

Supplemental Data:
Net Assets at End of Period (000's)	$4,009

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.50	%(d)
Net Investment Income to Average Net Assets	0.95	%(d)

Portfolio Turnover Rate (e)	21	%(c)

(a)	Commencement of operations on April 11, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018

NOTE 1 – ORGANIZATION

SerenityShares Impact ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares are registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek the total return performance, before fees and expenses, of the SSI Impact Index (“Index”). The Fund commenced operations on April 11, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,001,759	$—	$—	$4,001,759
Short-Term Investments	11,417	—	—	11,417
Total Investments in Securities	$4,013,176	$—	$—	$4,013,176

^	See Schedule of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

C.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, and partnership basis adjustments. For the period ended March 31, 2018, the following table shows the reclassifications made:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(1,041)	$(407,407)	$408,448

During the period ended March 31, 2018, the Fund realized $408,448 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to March 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SerenityShares Investments, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, accounting, distribution and other related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.50% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended March 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $658,149 and $658,768, respectively.

During the period ended March 31, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended March 31, 2018, in-kind transactions associated with creations and redemptions were $9,087,236 and $5,231,681, respectively.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings and tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of March 31, 2018, were as follows:

Tax cost of investments	$4,229,699
Gross tax unrealized appreciation	86,687
Gross tax unrealized depreciation	(303,210)
Net tax unrealized appreciation	(216,523)
Undistributed ordinary income	4,539
Undistributed long-term gain	—
Total distributable earnings	4,539
Other accumulated (loss)	(28,032)
Total accumulated gain (loss)	$(240,016)

The difference between book and tax-basis cost is primarily attributable to partnership basis adjustments and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and certain ordinary losses realized after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At March 31, 2018, the Fund, on a tax basis, did not defer any post-October or late-year ordinary losses.

At March 31, 2018, the Fund had the following capital loss carryforwards:

Short-Term	Expires
$28,032	Indefinite

The tax character of distributions paid by the Fund during the period ended March 31, 2018, was as follows:

Ordinary Income
$24,719

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the year. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

SerenityShares Impact ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SerenityShares Impact ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SerenityShares Impact ETF (the “Fund”), a series of ETF Series Solutions, as of March 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for the period April 11, 2017 (commencement of operations) through March 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 25, 2018

SerenityShares Impact ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	34	Independent Trustee, Managed Portfolio Series (36 portfolios); Director, Anchor Bancorp Wisconsin, Inc. (2011–2013).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	34	Independent Trustee, Managed Portfolio Series (36 portfolios).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	34	Independent Trustee, PPM Funds (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, USBFS (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	34	None

SerenityShares Impact ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Paul R. Fearday, CPA Born: 1979	President and Assistant Treasurer	Indefinite term; President and Assistant Treasurer since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008); Manager, PricewaterhouseCoopers LLP (accounting firm) (2002–2008).
Michael D. Barolsky, Esq. Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Vice President, USBFS (since 2012); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, USBFS (since 2015); Vice President, USBFS (2014–2015); Assistant Vice President, USBFS (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, USBFS (since 2015); Assistant Vice President, USBFS (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, USBFS (since 2017); Assistant Vice President, USBFS (2012-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President (since 2016); Officer, USBFS (2012-2016).

SerenityShares Impact ETF

EXPENSE EXAMPLE
For the Six Months Ended March 31, 2018 (Unaudited)

As a shareholder of SerenityShares Impact ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During the Period (a)	Annualized Expense Ratio
Actual	$1,000.00	$1,022.40	$2.52	0.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.44	$2.52	0.50%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

SerenityShares Impact ETF

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended March 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended March 31, 2018 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 100.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.serenityshares.com daily.

SerenityShares Impact ETF

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.serenityshares.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.serenityshares.com.

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Adviser

SerenityShares Investments, LLC

2 Wisconsin Circle, Suite 700

Chevy Chase, MD 20815

Sub-Adviser

Vident Investment Advisory, LLC

300 Colonial Center Pkwy, Suite 330

Roswell, GA 30076

Index Provider

SSI Indexes, LLC

2 Wisconsin Circle, Suite 700

Chevy Chase, MD 20815

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

SerenityShares Impact ETF

Symbol – ICAN

CUSIP – 26922A735

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant were. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 03/31/2018
Audit Fees	$14,000
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 03/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 03/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	5/31/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	5/31/2018

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/31/2018

*	Print the name and title of each signing officer under his or her signature.